FARM BUREAU LIFE INSURANCE COMPANY

Farm Bureau Life Variable Account

Supplement Dated May 9, 2019

to the

Prospectus for

Flexible Premium Variable Life Insurance Policy

(dated May 1, 2019)

This supplement updates certain information about the flexible premium variable life insurance policy (the “Policy”) included in the above referenced prospectus. Please read this supplement carefully and retain it with your Policy prospectus for future reference.

This supplement amends the following disclosures in your prospectus.

1.              On page 8 of your prospectus, the table of Annual Investment Option Operating Expenses (expenses that are deducted from Investment Option assets) is replaced with the following:

Annual Investment Option Operating Expenses

(expenses that are deducted from Investment Option assets)(1)

	Minimum	Maximum
Total Annual Investment Option Operating Expenses (expenses that are deducted from Investment Option assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.10%	1.31%
Total Annual Investment Option Operating Expenses After Contractual Fee Waiver or Reimbursement(2)	0.10%	1.31%

(1) For certain Investment Options, certain expenses were reimbursed or fees waived during 2018. It is anticipated that these voluntary expense reimbursement and fee waiver arrangements will continue past the current year, although they may be terminated at any time. After taking into account these arrangements and any contractual expense reimbursement and fee waiver arrangements, annual Investment Option operating expenses would have been:

	Minimum	Maximum
Total Annual Investment Option Operating Expenses (expenses that are deducted from Investment Option assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.10%	1.31%

(2) The “Total Annual Investment Option Operating Expenses After Contractual Fee Waiver or Reimbursement” line in the above table shows the range of minimum and maximum fees and expenses based on the expenses of all Investment Options after taking into account contractual fee waiver arrangements in place. Those contractual arrangements are designed to reduce total annual portfolio operating expenses for Policyowners and will continue past April 30, 2020.

2. On page A-1 of Appendix A to your prospectus, the second and fourth paragraphs are revised to read as follows:

The amounts shown are as of the end of each Policy Year. The tables assume that the assets in the Investment Options are subject to an annual expense ratio of 0.79% of the average daily net assets. This annual expense ratio is based on the average of the expense ratios of each of the Investment Options available under the Policy for the last fiscal year (after contractual or voluntary fee waivers or reimbursements). The fees and expenses of each Investment Option vary, and in 2018 the total fees and expenses ranged from an annual rate of 0.10% to an annual rate of 1.31% of average daily net assets. For information on Investment Option expenses, see “SUMMARY OF THE POLICY” and the prospectuses for the Investment Options.

Applying the charges and the average Investment Option fees and expenses of 0.79% of average net assets, the gross annual rates of investment return of 0%, 6% and 12% would produce net annual rates of return of-1.69%, 4.31% and 10.31%, respectively.

3. On page A-2 of Appendix A to your prospectus, the chart “Flexible Premium Variable Life Insurance Policy Male Age 35 at Last Birthday Death Benefit Option B Initial Specified Amount $100,000 — Annual Premium of $803 Non-Tobacco Premium Class” is replaced with the following:

FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

MALE AGE 35 AT LAST BIRTHDAY

DEATH BENEFIT OPTION B

INITIAL SPECIFIED AMOUNT $100,000—ANNUAL PREMIUM OF $803

NON-TOBACCO PREMIUM CLASS

		Assuming 0% Hypothetical Gross Return, Guaranteed Maximum Cost of Insurance Charges, and Guaranteed Maximum Expense Charges			Assuming 0% Hypothetical Gross Return, Non-Guaranteed Current Cost of Insurance Charges, and Non-Guaranteed Current Expense Charges
End of Policy Year	Premiums Accumulated at 5% Per Year	End of Year Accumulated Value	End of Year Surrender Value	End of Year Death Benefit	End of Year Accumulated Value	End of Year Surrender Value	End of Year Death Benefit
1	843	295	289	$100,000	362	355	$100,000
2	1,728	815	799	100,000	951	932	100,000
3	2,658	1,317	1,292	100,000	1,523	1,498	100,000
4	3,634	1,800	1,775	100,000	2,080	2,055	100,000
5	4,659	2,261	2,236	100,000	2,620	2,595	100,000
6	5,735	2,702	2,677	100,000	3,142	3,117	100,000
7	6,865	3,119	3,094	100,000	3,645	3,620	100,000
8	8,051	3,513	3,488	100,000	4,131	4,106	100,000
9	9,297	3,887	3,862	100,000	4,598	4,573	100,000
10	10,605	4,230	4,205	100,000	5,045	5,020	100,000
15	18,194	5,493	5,468	100,000	6,919	6,894	100,000
20	27,880	5,757	5,732	100,000	8,022	7,997	100,000
25	40,241	4,336	4,311	100,000	7,998	7,973	100,000
30	56,018	72	70	100,000	6,310	6,285	100,000
35	76,154	*	*	*	2,116	2,091	100,000
40	*	*	*	*	*	*	*
45	*	*	*	*	*	*	*
50	*	*	*	*	*	*	*
55	*	*	*	*	*	*	*
60	*	*	*	*	*	*	*
Age 65	56,018	72	70	100,000	6,262	6,285	100,000
Age 70	76,154	*	*	*	2,060	2,091	100,000
Age 95	*	*	*	*	*	*	*

*                                         In the absence of an additional premium, the Policy would lapse.

4. On page A-3 of Appendix A to your prospectus, the first sentence in the third paragraph is revised to read as follows:

THE GROSS HYPOTHETICAL ANNUAL INVESTMENT RATE OF RETURN OF 0% SHOWN ABOVE CORRESPONDS TO A NET ANNUAL RATE OF RETURN OF (-1.69).

5. On page A-4 of Appendix A to your prospectus, the chart “Flexible Premium Variable Life Insurance Policy Male Age 35 at Last Birthday Death Benefit Option B Initial Specified Amount $100,000 — Annual Premium of $803 Non-Tobacco Premium Class” is replaced with the following:

FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

MALE AGE 35 AT LAST BIRTHDAY

DEATH BENEFIT OPTION B

INITIAL SPECIFIED AMOUNT $100,000—ANNUAL PREMIUM OF $803

NON-TOBACCO PREMIUM CLASS

		Assuming 6% Hypothetical Gross Return, Guaranteed Maximum Cost of Insurance Charges, and Guaranteed Maximum Expense Charges			Assuming 6% Hypothetical Gross Return, Non-Guaranteed Current Cost of Insurance Charges, and Non-Guaranteed Current Expense Charges
End of Policy Year	Premiums Accumulated at 5% Per Year	End of Year Accumulated Value	End of Year Surrender Value	End of Year Death Benefit	End of Year Accumulated Value	End of Year Surrender Value	End of Year Death Benefit
1	843	325	319	$100,000	394	387	$100,000
2	1,728	903	885	100,000	1,047	1,026	100,000
3	2,658	1,495	1,470	100,000	1,721	1,696	100,000
4	3,634	2,102	2,077	100,000	2,417	2,392	100,000
5	4,659	2,723	2,698	100,000	3,137	3,112	100,000
6	5,735	3,357	3,332	100,000	3,878	3,853	100,000
7	6,865	4,002	3,977	100,000	4,643	4,618	100,000
8	8,051	4,659	4,634	100,000	5,431	5,406	100,000
9	9,297	5,332	5,307	100,000	6,242	6,217	100,000
10	10,605	6,010	5,985	100,000	7,077	7,052	100,000
15	18,194	9,488	9,463	100,000	11,573	11,548	100,000
20	27,880	12,874	12,849	100,000	16,508	16,483	100,000
25	40,241	15,444	15,419	100,000	21,653	21,628	100,000
30	56,018	15,912	15,887	100,000	26,639	26,614	100,000
35	76,154	11,392	11,367	100,000	30,914	30,889	100,000
40	101,852	*	*	*	33,395	33,370	100,000
45	134,651	*	*	*	31,928	31,903	100,000
50	176,512	*	*	*	22,710	22,685	100,000
55	*	*	*	*	*	*	*
60	*	*	*	*	*	*	*
Age 65	56,018	15,912	15,887	100,000	26,639	26,614	100,000
Age 70	76,154	11,392	11,367	100,000	30,914	30,889	100,000
Age 95	*	*	*	*	*	*	*

*                                         In the absence of an additional premium, the Policy would lapse.

6. On page A-5 of Appendix A to your prospectus, the first sentence in the third paragraph is revised to read as follows:

THE GROSS HYPOTHETICAL ANNUAL INVESTMENT RATE OF RETURN OF 6% SHOWN ABOVE     CORRESPONDS TO A NET ANNUAL RATE OF RETURN OF 4.31%.

7. On page A-6 of Appendix A to your prospectus, the chart “Flexible Premium Variable Life Insurance Policy Male Age 35 at Last Birthday Death Benefit Option B Initial Specified Amount $100,000 — Annual Premium of $803 Non-Tobacco Premium Class” is replaced with the following:

FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

MALE AGE 35 AT LAST BIRTHDAY

DEATH BENEFIT OPTION B

INITIAL SPECIFIED AMOUNT $100,000—ANNUAL PREMIUM OF $803

NON-TOBACCO PREMIUM CLASS

		Assuming 12% Hypothetical Gross Return, Guaranteed Maximum Cost of Insurance Charges, and Guaranteed Maximum Expense Charges			Assuming 12% Hypothetical Gross Return, Non-Guaranteed Current Cost of Insurance Charges, and Non-Guaranteed Current Expense Charges
End of Policy Year	Premiums Accumulated at 5% Per Year	End of Year Accumulated Value	End of Year Surrender Value	End of Year Death Benefit	End of Year Accumulated Value	End of Year Surrender Value	End of Year Death Benefit
1	843	356	349	$100,000	427	419	$100,000
2	1,728	994	974	100,000	1,147	1,124	100,000
3	2,658	1,688	1,663	100,000	1,935	1,910	100,000
4	3,634	2,443	2,418	100,000	2,797	2,772	100,000
5	4,659	3,263	3,238	100,000	3,741	3,716	100,000
6	5,735	4,155	4,130	100,000	4,773	4,748	100,000
7	6,865	5,122	5,097	100,000	5,903	5,878	100,000
8	8,051	6,174	6,149	100,000	7,141	7,116	100,000
9	9,297	7,323	7,298	100,000	8,497	8,472	100,000
10	10,605	8,568	8,543	100,000	9,982	9,957	100,000
15	18,194	16,652	16,627	100,000	19,816	19,791	100,000
20	27,880	29,120	29,095	100,000	35,407	35,382	100,000
25	40,241	48,657	48,632	100,000	60,563	60,538	100,000
30	56,018	80,703	80,678	100,000	102,112	102,087	123,507
35	76,154	133,536	133,511	153,154	169,288	169,263	194,387
40	101,852	217,928	217,903	230,195	277,819	277,794	293,780
45	134,651	354,356	354,331	366,709	454,469	454,444	470,804
50	176,512	567,133	567,108	585,915	737,390	737,365	762,580
55	229,938	890,442	890,417	918,346	1,187,136	1,187,111	1,225,545
60	298,124	1,406,219	1,406,194	1,392,598	1,916,175	1,916,150	1,899,449
Age 65	56,018	80,703	80,678	100,000	102,112	102,087	123,507
Age 70	76,154	133,536	133,511	153,154	169,288	169,263	194,387
Age 95	298,124	1,406,219	1,406,194	1,392,598	1,916,175	1,916,150	1,899,449

8. On page A-7 of Appendix A to your prospectus, the first sentence in the third paragraph is revised to read as follows:

THE GROSS HYPOTHETICAL ANNUAL INVESTMENT RATE OF RETURN OF 12% SHOWN ABOVE CORRESPONDS TO A NET ANNUAL RATE OF RETURN OF 10.31%.

*                                         *                                         *

If you have any questions regarding this supplement, please contact our Home Office at 1-800-247-4170 or contact your Farm Bureau Agent.